Taxation (Tables)	6 Months Ended
Jun. 30, 2025
Taxation [Abstract]
Schedule of Provisions for Income Taxes

The provisions for income taxes for the six months ended June 30, 2025 and 2024 are summarized as follows:

	Periods ended June 30,
In thousands of USD	2025	2024
Current income tax expenses	1,421	5,068
Deferred income tax benefit	(4,194)	(3,027)
Total	(2,773)	2,041

Schedule of Deferred Tax Liabilities

Deferred tax assets / (liabilities) as of June 30, 2025 and December 31, 2024 comprise of the following:

In thousands of USD	At June 30, 2025	At December 31, 2024
Deferred tax assets
Net operating losses	118	1
Share-based payments	4,210	3,925
Deferred revenue	4,184	4,184
Property, plant and equipment, intangible assets and right-of-use assets	3,549	2,520
Impairment charges	281	69
Total deferred tax assets	12,342	10,699
Set-off of deferred tax positions relate to income taxes levied by the same tax authority	(3,732)	(4,479)
Deferred tax assets	8,610	6,220

Deferred tax liabilities
Property, plant and equipment and intangible assets	(18,542)	(21,093)
Set-off of deferred tax positions relate to income taxes levied by the same tax authority	3,732	4,479
Deferred tax liabilities	(14,810)	(16,614)

Net deferred tax liabilities	(6,200)	(10,394)

Schedule of Movements in the Net Deferred Tax Liabilities

The movements in the net deferred tax liabilities during the six months ended June 30, 2025 and 2024 are as follows:

In thousands of USD	January 1, 2025	Recognized in profit or loss	June 30, 2025
Tax losses carried forward	1	117	118
Share-based payments	3,925	285	4,210
Deferred revenue	4,184	-	4,184
Property, plant and equipment, intangible assets and right-of-use assets	(18,573)	3,580	(14,993)
Impairment charges	69	212	281
Net deferred tax liabilities	(10,394)	4,194	(6,200)

In thousands of USD	January 1, 2024	Recognized in profit or loss	Acquisition through the business combination (Note 6)	June 30, 2024
Tax losses carried forward	136	(136)	-	-
Share-based payments	3,573	356	-	3,929
Deferred revenue	4,184	-	-	4,184
Property, plant and equipment, intangible assets and right-of-use assets	(8,522)	2,807	(5,061)	(10,776)
Net deferred tax liabilities	(629)	3,027	(5,061)	(2,663)

Schedule of Deductible Temporary Differences and a Portion of the Tax Loss Carry Forward

The Group has not recognized deductible temporary differences and a portion of the tax loss carry forward because the criteria for recognition (i.e. the probability of future taxable profits) were not met. The amount of such unused tax losses will expire as follows:

Tax Jurisdiction	Amount in thousands of USD	Earliest year of expiration if not utilized
Singapore	76,699	Indefinitely
United States	72,152	Indefinitely
Hong Kong	4,531	Indefinitely
Norway	1,309	Indefinitely
Netherlands	6	Indefinitely
Thailand	5	2028
Total	154,702